Discontinued Operation	12 Months Ended
Dec. 31, 2024
Discontinued Operation [Abstract]
Discontinued Operation
5.	Discontinued Operation

On Transaction Date, the Company entered into a Share Purchase Agreement for the sale of 100% of equity interest of Popeyes China to PLK APAC Pte. Ltd., a subsidiary of RBI. The disposal of Popeyes China represents a strategic shift for the Company, as a result of qualifying for reporting as discontinued operations. Financial position, results of operations, and cash flows for Popeyes China are reported as discontinued operation for all periods presented and the notes to the financial statements have been adjusted on a retrospective basis.

The results of the discontinued operation for the years ended December 31, 2024 and 2023 are as follows:

(a)	Results of discontinued “Popeyes China” operation

	For the year ended December 31,
	2024 (Note)	2023 (Note)

Company owned and operated store sales	30,875,454	15,761,230
Other revenues	22,449	13,143
Total revenues	30,897,903	15,774,373
Costs and expenses, net
Company owned and operated stores
Food and packaging	11,978,585	6,839,014
Store rental expenses	8,735,620	6,200,927
Payroll and employee benefits	7,971,499	6,173,813
Delivery costs	2,362,132	510,438
Other operating expenses	2,810,735	2,783,167
Store depreciation and amortization	1,888,301	877,370
Company owned and operated store costs and expenses	35,746,872	23,384,729

Marketing expenses	3,828,211	5,506,486
General and administrative expenses	8,630,449	18,363,979
Franchise and royalty expenses	1,895,613	1,885,515
Other operating costs and expenses	9,129	-
Other income	(50)	(108,615)
Total costs and expenses, net	50,110,224	49,032,094

Operating loss	(19,212,321)	(33,257,721)
Interest income	3,482	66,912
Interest expense	(11,921)	(5,652)
Foreign currency transaction gain/(loss)	(130)	-

Loss before taxation	(19,220,890)	(33,196,461)
Income tax expenses	-	-

Net loss for the year	(19,220,890)	(33,196,461)
Gain on disposal of Popeyes business	70,664,684	-

Net Income/(loss) from discontinued operation	51,443,794	(33,196,461)

Note: For the years ended December 31, 2024 and 2023, Popeye’s operating results included the periods from January 1, 2024 to June 28, 2024, and from March 30, 2023 to December 31, 2023, respectively.

(b)	Effect of disposal on the financial position of the Group

As of December 31, 2023

Cash	1,271,738
Inventories	852,604
Prepaid expenses and other current assets	2,732,684
Total current assets	4,857,026

Property and equipment, net	25,884,026
Intangible assets, net	36,482,168
Operating lease right-of-use assets	63,641,599
Other non-current assets	4,561,539
Total non-current assets	130,569,332
Total assets	135,426,358

Accounts payable	5,074,452
Amount due to related party	1,002,196
Operating Lease liabilities-current	11,043,233
Other current liabilities	46,438,123
Total current liabilities	63,558,004

Operating Lease liabilities-non current	54,029,794
Other non-current liabilities	259,578
Total non-current liabilities	54,289,372
Total liabilities	117,847,376